Note 24 - Basic And Diluted Earnings Per Share (Detail) - Basic And Diluted Earnings Per Share (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Basic earnings per common share
Income available to common shareholders (in Dollars)	$ 9,259	$ 3,944	$ 2,084
Weighted average common shares outstanding	7,933	7,843	7,766
Add dilutive effects of assumed exercises of options (in Dollars)	$ 24	$ 2	$ 2
Weighted average common and dilutive potential
Common shares outstanding	7,957	7,845	7,768
Diluted earnings per common share (in Dollars per share)	$ 1.16	$ 0.50	$ 0.27
Basic earnings per common share (in Dollars per share)	$ 1.17	$ 0.50	$ 0.27